SCHEDULE OF ENTITIES AND ITS SUBSIDIARIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DIGLS [Member]
Entity Name	DIGLS	DIGLS
Date of Incorporation	Jul. 04, 2016	Jul. 04, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Republic of Seychelles	Republic of Seychelles
DILHK [Member]
Entity Name	DILHK	DILHK
Date of Incorporation	Jun. 22, 2016	Jun. 22, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Hong Kong, PRC	Hong Kong, PRC
QHDX [Member]
Entity Name	QHDX	QHDX
Date of Incorporation	Nov. 03, 2016	Nov. 03, 2016
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	PRC	PRC
FVTL [Member]
Entity Name	FVTL	FVTL
Date of Incorporation	May 31, 2011	May 31, 2011
Nature of Operation	Trading of food and platform	Trading of food and platform
Place of Incorporation	PRC	PRC
JJGS [Member]
Entity Name	JJGS	JJGS
Date of Incorporation	Aug. 17, 2017	Aug. 17, 2017
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Republic of Seychelles	Republic of Seychelles
JJHK [Member]
Entity Name	JJHK	JJHK
Date of Incorporation	Aug. 24, 2017	Aug. 24, 2017
Nature of Operation	Investment holding	Investment holding
Place of Incorporation	Hong Kong, PRC	Hong Kong, PRC
JJSZ [Member]
Entity Name	JJSZ	JJSZ
Date of Incorporation	Nov. 16, 2018	Nov. 16, 2018
Nature of Operation	Trading of food	Trading of food
Place of Incorporation	PRC	PRC
Xixingdao [Member]
Entity Name	Xixingdao	Xixingdao
Date of Incorporation	Aug. 28, 2019	Aug. 28, 2019
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu La Tu Trade Ltd ("FLTT") [Member]
Entity Name	Dongguan City Fu La Tu Trade Ltd (“FLTT”)	Dongguan City Fu La Tu Trade Ltd (“FLTT”)
Date of Incorporation	Sep. 27, 2020	Sep. 27, 2020
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Fu Xin Gu Trade Ltd ("FXGT") [Member]
Entity Name	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)
Date of Incorporation	Dec. 02, 2020	Dec. 02, 2020
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Fu Xin Technology Ltd ("FXTL") [Member]
Entity Name	Dongguan City Fu Xin Technology Ltd (“FXTL”)	Dongguan City Fu Xin Technology Ltd (“FXTL”)
Date of Incorporation	Nov. 12, 2020	Nov. 12, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Guan Healthy Industry Technology Ltd ("FGHL") [Member]
Entity Name	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)
Date of Incorporation	Dec. 21, 2020	Dec. 21, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Jing Technology Ltd ("FJTL") [Member]
Entity Name	Dongguan City Fu Jing Technology Ltd (“FJTL”)	Dongguan City Fu Jing Technology Ltd (“FJTL”)
Date of Incorporation	Nov. 17, 2020	Nov. 17, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Xiang Technology Ltd ("FGTL") [Member]
Entity Name	Dongguan City Fu Xiang Technology Ltd (“FGTL”)	Dongguan City Fu Xiang Technology Ltd (“FGTL”)
Date of Incorporation	Nov. 16, 2020	Nov. 16, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Ji Food & Beverage Ltd ("FJFL") [Member]
Entity Name	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)
Date of Incorporation	Nov. 09, 2020	Nov. 09, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Lai Food Ltd ("FLFL") [Member]
Entity Name	Dongguan City Fu Lai Food Ltd (“FLFL”)	Dongguan City Fu Lai Food Ltd (“FLFL”)
Date of Incorporation	Sep. 27, 2020	Sep. 27, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Yi Beverage Ltd ("FYBL") [Member]
Entity Name	Dongguan City Fu Yi Beverage Ltd (“FYBL”)	Dongguan City Fu Yi Beverage Ltd (“FYBL”)
Date of Incorporation	Nov. 12, 2020	Nov. 12, 2020
Nature of Operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Place of Incorporation	PRC	PRC
Dongguan City Fu Xi Drinking Water Company Ltd ("FXWL") [Member]
Entity Name	Dongguan City Fu Xi Drinking Water Company Ltd (“FXWL”)	Dongguan City Fu Xi Drinking Water Company Ltd (“FXWL”)
Date of Incorporation	Mar. 17, 2021	Mar. 17, 2021
Nature of Operation	Drinking water distribution and delivery, sales of alcoholic beverages and water purifier	Drinking water distribution and delivery, sales of alcoholic beverages and water purifier
Place of Incorporation	PRC	PRC
Dongguan City Fu Jia Drinking Water Company Ltd ("FJWL") [Member]
Entity Name	Dongguan City Fu Jia Drinking Water Company Ltd (“FJWL”)	Dongguan City Fu Jia Drinking Water Company Ltd (“FJWL”)
Date of Incorporation	Mar. 29, 2021	Mar. 29, 2021
Nature of Operation	Drinking water distribution and delivery, sales of water purifier	Drinking water distribution and delivery, sales of water purifier
Place of Incorporation	PRC	PRC
Dongguan City Fu Sheng Drinking Water Company Ltd ("FSWL") [Member]
Entity Name	Dongguan City Fu Sheng Drinking Water Company Ltd (“FSWL”)	Dongguan City Fu Sheng Drinking Water Company Ltd (“FSWL”)
Date of Incorporation	Mar. 29, 2021	Mar. 29, 2021
Nature of Operation	Drinking water distribution and delivery, sales of water purifier	Drinking water distribution and delivery, sales of water purifier
Place of Incorporation	PRC	PRC
Shenzhen Fu Jin Trading Technology Company Ltd (“FJSTL”) [Member]
Entity Name	Shenzhen Fu Jin Trading Technology Company Ltd (“FJSTL”	Shenzhen Fu Jin Trading Technology Company Ltd (“FJSTL”)
Date of Incorporation	Jun. 07, 2021	Jun. 07, 2021
Nature of Operation	Drinking water distribution and delivery, sales of water purifier	Drinking water distribution and delivery, sales of water purifier
Place of Incorporation	PRC	PRC
Dongguan City Fu Li Trading Ltd (“FLTL”) [Member]
Entity Name	Dongguan City Fu Li Trading Ltd (“FLTL”)	Dongguan City Fu Li Trading Ltd (“FLTL”)
Date of Incorporation	Sep. 10, 2021	Sep. 10, 2021
Nature of Operation	Drinking water distribution and delivery, sales of water purifier	Drinking water distribution and delivery, sales of water purifier
Place of Incorporation	PRC	PRC
Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”) [Member]
Entity Name	Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)	Dongguan City Fu Gu Supply Chain Group Ltd (“FGGC”)
Date of Incorporation	Sep. 13, 2021	Sep. 13, 2021
Nature of Operation	Trading of alcoholic beverages	Sales of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Fu Zhi Gu Trading Ltd (“FZGTL”) [Member]
Entity Name	Dongguan City Fu Zhi Gu Trading Ltd (“FZGTL”)	Dongguan City Fu Zhi Gu Trading Ltd (“FZGTL”)
Date of Incorporation	Sep. 09, 2022	Sep. 09, 2022
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Chang Fu Trading Ltd (“CFTL”) [Member]
Entity Name	Dongguan City Chang Fu Trading Ltd (“CFTL”)	Dongguan City Chang Fu Trading Ltd (“CFTL”)
Date of Incorporation	Sep. 09, 2022	Sep. 09, 2022
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City La Tong Trading Ltd (“LTTL”) [Member]
Entity Name	Dongguan City La Tong Trading Ltd (“LTTL”)	Dongguan City La Tong Trading Ltd (“LTTL”)
Date of Incorporation	Aug. 08, 2022	Aug. 08, 2022
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC
Dongguan City Kai Fu Trading Ltd (“KFTL”) [Member]
Entity Name	Dongguan City Kai Fu Trading Ltd (“KFTL”)	Dongguan City Kai Fu Trading Ltd (“KFTL”)
Date of Incorporation	Sep. 08, 2022	Sep. 08, 2022
Nature of Operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Place of Incorporation	PRC	PRC